RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

One of the Company’s directors, Antonio Fernandez is also a director of Biomar Microbial Technologies (“Biomar”), which charged rent and building service costs to the Company of $72 and $67 for the six months ended June 30, 2021 and 2020, respectively. The Company charged Biomar $25 and $16 for services for the six months ended June 30, 2021 and 2020, respectively. As of June 30, 2021 the Company owed Biomar $44 and $17 was due to the Company from Biomar for outstanding invoices and $354 was due to Biomar for the remaining lease payments on the premises. There were no balances owed to Biomar or due from Biomar as of June 30, 2020 and the remaining lease liabilities for the premises were $367.

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

MSD purchased 7,661,000 shares of the Company’s common stock in February 2020 and 654,023 shares of the Company’s common stock in March 2021 and currently holds 4.6% of the Company’s total outstanding common stock. The Company entered into the MSD Agreement with MSD in October 2019, the MSD Agreement. See Note 10 for further information regarding this agreement. Additionally, the Company also an ongoing trail evaluating the combination of KEYTRUDA (pembrolizumab) in combination with MRx-0518 in patients with solid tumours who progresses on prior PD-1 inhibitor therapy. Under the terms of the agreement MSD will provide KEYTRUDA free of charge to the trial.

NOTE 13 – RELATED PARTY TRANSACTIONS

One of the directors of our subsidiary, Antonio Fernandez is also a director of Biomar Microbial Technologies (“Biomar”), which charged rent and building service costs to the Company of $153, $51 and $24 for the years ended December 31, 2020, 2019 and 2018, respectively. The Company charged Biomar $41, $35 and $44 for services as of December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, $4 and $54, respectively, was due from Biomar for these services.

MSD purchased 7,661,000 shares of the Company’s common stock in February 2020 and currently holds 5.8% of the Company’s total outstanding common stock. The Company entered into the MSD Agreement with MSD in October 2019. See Note 10 for further information regarding this agreement. Additionally, the Company also has an ongoing trail evaluating the combination of KEYTRUDA (pembrolizumab) in combination with MRx-0518 in patients with solid tumors who progressed on prior PD-1 inhibitor therapy. Under the terms of the agreement MSD will provide KEYTRUDA free of charge to the trial.